Segment Information	6 Months Ended
Jun. 30, 2018
Segment Information
Segment Information:

18.Segment information:

The Company has currently four reportable segments from which it derives its revenues: drybulk, offshore support, tanker and gas carrier segments. The Company, after selling its whole tanker fleet during 2015, re-entered the tanker market through the acquisition of four tanker vessels (Note 7) that were delivered during 2017. The Company also entered during 2017 the gas carrier market through the acquisition of four VLGCs (Notes 6, 7). The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The drybulk business segment consists of transportation and handling of drybulk cargoes through ownership and trading of vessels. The offshore support business segment consists of offshore support services to the global offshore energy industry through the operation of a diversified fleet of offshore support vessels. The tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes. The gas carrier segment currently consists of vessels for the transportation of liquefied petroleum gas.

The tables below present information about the Company’s reportable segments as of and for the six-month periods ended June 30, 2017 and 2018, and the column “Other” relates to the Company’s investment in Heidmar. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. The Company allocates general and administrative expenses of the parent company to its subsidiaries on a pro rata basis.

The Company also measures segment performance based on net income. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Drybulk Segment		Offshore support Segment		Tanker Segment		Gas Carrier Segment		Other		Total
	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
Revenues from external customers	$20,714	$45,281	$3,819	$-	$3,606	$21,147	$50	$20,883	$-	$-	$28,189	$87,311
Income tax expense	-	-	(20)	(2)	-	-	-	-	-	-	(20)	(2)
Net income/(loss)	$(14,906)	$3,040	$(7,119)	$(2,886)	$(2,813)	$(305)	$(1,513)	$4,500	$-	$-	$(26,351)	$4,349

	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018
Total assets	$348,657	$473,457	$26,871	$27,990	$202,543	$261,522	$322,854	$328,088	$34,000	$34,000	$934,925	$1,125,057

As of June 30, 2017 five of the Company’s offshore support vessels were laid up, while as of June 30, 2018, all of the Company’s offshore support vessels are laid up.

The Company’s drybulk, tanker and gas carrier vessels operate on many trade routes throughout the world, and, therefore, the provision of geographic information is considered impractical by management.